Stock Options - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock Options
Number of awards granted	1,925,301	1,712,073	431,763
Aggregate intrinsic value of outstanding options	$ 77.7	$ 17.7	$ 15.5
Aggregate intrinsic value of exercisable options	$ 44.4	$ 15.5	$ 13.2
2023 Performance Equity Plan
Stock Options
Number of awards granted	0